Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of earning per share

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Profit attributable to ordinary shareholders – basic and diluted	2,836	2,274	1,922

	Half-year to 30 Jun 2026 million	Half-year to 30 Jun 2025 million	Half-year to 31 Dec 2025 million

Weighted average number of ordinary shares in issue – basic	58,504	60,320	59,272
Adjustment for share options and awards	730	739	717
Weighted average number of ordinary shares in issue – diluted	59,234	61,059	59,989

Basic earnings per share	4.8p	3.8p	3.2p
Diluted earnings per share	4.8p	3.7p	3.2p